Provisions - additional information (Detail 2) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		$ 3,377		$ 3,180
Adjustment from adoption of IFRS 16	$ 132	(132)		0
Balance		3,377		3,180	$ 2,861
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		46
Adjustment from adoption of IFRS 16		0
Balance		46			44
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		2,827
Adjustment from adoption of IFRS 16		0
Balance		2,827	[1],[2]	2,508	2,475	[1],[2]
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		224
Adjustment from adoption of IFRS 16		(103)
Balance		121			106	[3]
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		131
Adjustment from adoption of IFRS 16		(29)
Balance		102			100	[4]
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		70
Adjustment from adoption of IFRS 16		0
Balance		70			70	[5]
Other
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		78
Adjustment from adoption of IFRS 16		0
Balance		78	[5]		66
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		3,341
Adjustment from adoption of IFRS 16	$ 131	(131)		0
Balance		3,341		3,130	2,825
UBS AG | Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		45
Adjustment from adoption of IFRS 16		0
Balance		45			41
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		2,827
Adjustment from adoption of IFRS 16		0
Balance		2,827	[1],[2]	$ 2,508	2,475	[1],[2]
UBS AG | Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		215
Adjustment from adoption of IFRS 16		(103)
Balance		112			99	[6]
UBS AG | Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		122
Adjustment from adoption of IFRS 16		(28)
Balance		94			92	[7]
UBS AG | Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		55
Adjustment from adoption of IFRS 16		0
Balance		55			54	[5]
UBS AG | Other
Disclosure Of Other Provisions [Line Items]
Balance at the end of previous year		77
Adjustment from adoption of IFRS 16		0
Balance		$ 77	[5]		$ 64

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3, item 4 and item 7) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

[3]
Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2019 (31 December 2018: USD 50 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million).

[4]
Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2019 (31 December 2018: USD 89 million) and provisions for onerous contracts of USD 11 million as of 31 December 2019 (31 December 2018: USD 42 million).

[5]	Includes provisions for sabbatical and anniversary awards.
[6]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[7]
Primarily consists of personnel-related restructuring provisions of USD 33 million as of 31 December 2019 (31 December 2018: USD 40 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million).